Balance Sheets - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 31,162,346	$ 47,213,517
Other current financial assets	10,265,207	5,492,090
Other current non-financial assets	6,935,589	7,498,526
Trade and other accounts receivable	187,422,436	180,332,662
Accounts receivable from related entities	11,379,684	12,954,739
Inventory	235,733,091	230,289,756
Biological assets	18,949,252	19,186,291
Current tax assets	30,059,783	17,501,606
Total current assets other than those assets or group of assets for disposal classified as held for sale or held to distribute to owners	531,907,388	520,469,187
Total current assets	531,907,388	520,469,187
Non-current assets
Other non-current financial assets	25,591,638	18,303,296
Other non-current non-financial assets	4,227,938	4,467,288
Non-current accounts receivables	742,414	4,624,317
Investments accounted for using equity method	21,819,709	23,433,439
Intangible assets other than goodwill	43,426,623	40,647,715
Goodwill	31,021,819	26,769,828
Property, plant and equipment	381,736,948	361,938,676
Deferred tax assets	16,352,110	15,184,840
Total non-current assets	524,919,199	495,369,399
Total Assets	1,056,826,587	1,015,838,586
Current liabilities
Other current financial liabilities	140,452,483	101,999,046
Trade and other accounts payable	120,753,782	118,611,533
Accounts payable to related entities	7,361,779	5,256,371
Other short-term provisions	17,420,500	22,725,436
Current tax liabilities	18,813,566	29,621,865
Provisions for employee benefits	15,074,953	15,821,285
Other non-financial liabilities	815,077	834,426
Total current liabilities other than liabilities included in groups of assets for disposal classified as held for sale	320,692,140	294,869,962
Total current liabilities	320,692,140	294,869,962
Non-current liabilities
Other non-current financial liabilities	127,810,125	148,992,036
Accounts payable to related entities	292,555	319,601
Deferred tax liabilities	53,373,158	50,388,290
Non-current provisions for employee benefits	2,829,938	2,859,643
Other non-financial liabilities	595,435	702,434
Total non-current liabilities	184,901,211	203,262,004
Total Liabilities	505,593,351	498,131,966
Shareholder’s equity
Issued capital	84,178,790	84,178,790
Retained earnings	455,924,169	426,521,298
Other reserves	8,263,848	5,509,389
Equity attributable to Owners of the Parent	548,366,807	516,209,477
Non-controlling interests	2,866,429	1,497,143
Total equity	551,233,236	517,706,620
Total equity and liabilities	$ 1,056,826,587	$ 1,015,838,586